Accrued Expenses and Other Current Liabilities (Details) - Schedule of accured expenses and other current liabilities - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of accured expenses and other current liabilities [Abstract]
Employees and payroll accruals	$ 1,879	$ 971
Accrued expenses	1,787	681
IIA deferred grants	269	241
Other liabilities	5	10
Total	$ 3,940	$ 1,903